Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation and Human Capital Committee approves equity awards for our NEOs on or before the date of grant, and it is the Compensation and Human Capital Committee’s general practice to approve annual equity awards in February of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the date of grant for equity awarded to our NEOs is during an open quarterly trading window period under the Insider Trading Policy or when the Company otherwise has no material non-public information. The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation and Human Capital Committee approves equity awards for our NEOs on or before the date of grant, and it is the Compensation and Human Capital Committee’s general practice to approve annual equity awards in February of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the date of grant for equity awarded to our NEOs is during an open quarterly trading window period under the Insider Trading Policy or when the Company otherwise has no material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false